Related-Party Transactions (Narrative) (Details) - USD ($) $ in Millions				3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 08, 2018	Oct. 02, 2016	Jan. 01, 2016	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Transformer maintenance revenue				$ 1,095	$ 3,106	$ 3,958	$ 3,920	$ 3,878
Due from Related Parties, Current						26	80
Wholesale transmission service				$ 237	$ 719	929	894	802
Equity in existing vendor	16.00%
TCEH [Member]
Related Party Transaction [Line Items]
Revenues from electricity delivery fees		$ 715	$ 715					$ 955
EFH Corp [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current						21	62
Administrative and services costs						1	17
Shared facilities expense						3	4
Shared facilities payments received						1	2
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current						$ 5	18
Sponsor Group [Member]
Related Party Transaction [Line Items]
Equity in existing vendor						16.00%
Cash payments to vendors related to Texas margin taxes	$ 35					$ 219	188
Trade payables related parties						7	5
Sponsor Group [Member] | Capitalized [Member]
Related Party Transaction [Line Items]
Cash payments to vendors related to Texas margin taxes	33					210	180
Sponsor Group [Member] | Operating And Maintenance Expense [Member]
Related Party Transaction [Line Items]
Cash payments to vendors related to Texas margin taxes	$ 2					$ 9	$ 8